UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Havens Advisors
Address: 600 Lexington Av. 29th Floor
         New York, NY  10022

13F File Number:  28-10727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nancy Havens-Hasty
Title:     President
Phone:     212-355-0050

Signature, Place, and Date of Signing:

     Nancy Havens-Hasty     New York, NY     April 27, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $91,715 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      COM              031162100      558    11276 SH       SOLE                        0    11276        0
CENTENNIAL COMM CORP N 	       CL A NEW         15133V208     6044   731737 SH       SOLE                        0   731737        0
CF INDUSTRIES                  COM              125269100     5022    70600 SH       SOLE                        0    70600        0
CHARLES RIV LABS INTL INC      COM              159864107       70     2560 SH       SOLE                        0     2560        0
CV THERAPEUTICS                COM              126667104     9162   460879 SH       SOLE                        0   460879        0
DONNELLEY RR & SONS CO         COM              257867101     1739   237222 SH       SOLE                        0   237222        0
DOW CHEMICAL                   COM              260543103      126    15000 SH       SOLE                        0    15000        0
EATON VANCE FLTING RATE INC    COM              278279104      349    42328 SH       SOLE                        0    42328        0
EMBARQ                         COM              29078E105     5488   145000 SH       SOLE                        0   145000        0
EMC CORP MASS                  COM              268648102     1339   117447 SH       SOLE                        0   117447        0
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5      265   750000 PRN      SOLE                        0   750000        0
GENZYME CORP                   COM              372917104     5837    98287 SH       SOLE                        0    98287        0
HEARST-ARGYLE TELEVISION INC   COM              422317107      129    31000 SH       SOLE                        0    31000        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     1893    67083 SH       SOLE                        0    67083        0
INDEVUS PHARMACEUTICALS INC    COM              454072109      685   122428 SH       SOLE                        0   122428        0
JUNIPER NETWORKS INC           COM              48203R104     1267    84190 SH       SOLE                        0    84190        0
LEUCADIA NATL CORP             COM              527288104     1813   121734 SH       SOLE                        0   121734        0
LIFEPOINT HOSPITALS INC        COM              53219L109       64     3070 SH       SOLE                        0     3070        0
NATIONAL OILWELL VARCO INC     COM              637071101      104     3619 SH       SOLE                        0     3619        0
NOVA CHEMICALS CORP            COM              66977W109     2189   380000 SH       SOLE                        0   380000        0
NRG ENERGY INC                 COM NEW          629377508     2376   135000 SH       SOLE                        0   135000        0
OFFICEMAX INC DEL              COM              67622P101      118    37822 SH       SOLE                        0    37822        0
PFIZER INC                     COM              717081103     1891   138852 SH       SOLE                        0   138852        0
PIONEER NAT RES CO             COM              723787107      575    34920 SH       SOLE                        0    34920        0
REPUBLIC SVCS INC              COM              760759100      518    30200 SH       SOLE                        0    30200        0
ROHM & HAAS CO                 COM              775371107    14467   183500 SH       SOLE                        0   183500        0
SCHERING PLOUGH CORP           COM              806605101     2355   100000 SH       SOLE                        0   100000        0
SCHERING PLOUGH CORP           PFD CONV MAN07   806605705     5698    27069 SH       SOLE                        0    27069        0
SUN MICROSYSTEMS               COM NEW          866810203      512    70000 SH       SOLE                        0    70000        0
TELLABS INC                    COM              879664100      188    40966 SH       SOLE                        0    40966        0
THINKORSWIM GROUP              COM              88409C105      864   100000 SH       SOLE                        0   100000        0
WELLPOINT INC                  COM              94973V107     2611    68772 SH       SOLE                        0    68772        0
WESTERN UN CO                  COM              959802109     1985   157883 SH       SOLE                        0   157883        0
WYETH                          COM              983024100    12912   300000 SH       SOLE                        0   300000        0
YAHOO INC                      COM              984332106      417    32520 SH       SOLE                        0    32520        0
ZORAN CORP                     COM              98975F101       85     9700 SH       SOLE                        0     9700        0